Annual Fund Operating Expenses - Aggressive Allocation Fund - Aggressive Allocation Fund Class	Apr. 30, 2021
Operating Expenses:
Management Fees	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.28%
Total Annual Fund Operating Expenses	0.32%